Business Segments	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Business Segments	Business Segments

We are a hospitality company with operations organized in two distinct operating segments: (i) management and franchise and (ii) ownership. These segments are managed and reported separately because of their distinct economic characteristics.

The management and franchise segment includes all of the hotels we manage for third-party owners, as well as all franchised hotels operated or managed by someone other than us. As of June 30, 2019, this segment included 691 managed hotels and 5,059 franchised hotels consisting of 909,453 total rooms. This segment also earns licensing fees from Hilton Grand Vacations and co-brand credit card arrangements for the exclusive right to use certain Hilton marks and IP, as well as fees for managing properties in our ownership segment.

As of June 30, 2019, the ownership segment included 67 properties totaling 20,928 rooms, comprising 59 hotels that we wholly owned or leased, one hotel owned by a consolidated non-wholly owned entity, two hotels leased by consolidated VIEs and five hotels owned or leased by unconsolidated affiliates.

The performance of our operating segments is evaluated primarily on operating income, without allocating other revenues and expenses or general and administrative expenses.

The following table presents revenues for our reportable segments, reconciled to consolidated amounts:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
	(in millions)
Franchise and licensing fees	$445	$405	$830	$738
Base and other management fees(1)	106	101	198	191
Incentive management fees	58	59	113	114
Management and franchise	609	565	1,141	1,043
Ownership	387	392	699	726
Segment revenues	996	957	1,840	1,769
Amortization of contract acquisition costs	(7)	(7)	(14)	(14)
Other revenues	26	22	52	45
Direct reimbursements from managed and franchised properties(2)	789	730	1,564	1,429
Indirect reimbursements from managed and franchised properties(2)	691	600	1,265	1,155
Intersegment fees elimination(1)	(11)	(11)	(19)	(19)
Total revenues	$2,484	$2,291	$4,688	$4,365
____________

(1)	Includes management, royalty and IP fees charged to our ownership segment by our management and franchise segment, which were eliminated in our condensed consolidated statements of operations.

(2)	Included in other revenues from managed and franchised properties in our condensed consolidated statements of operations.

The following table presents operating income for our reportable segments, reconciled to consolidated income before income taxes:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
	(in millions)
Management and franchise(1)	$609	$565	$1,141	$1,043
Ownership(1)	42	29	48	35
Segment operating income	651	594	1,189	1,078
Amortization of contract acquisition costs	(7)	(7)	(14)	(14)
Other revenues, less other expenses	11	10	17	19
Net other revenues (expenses) from managed and franchised properties	22	3	(12)	(18)
Depreciation and amortization	(86)	(79)	(170)	(161)
General and administrative	(113)	(115)	(220)	(219)
Operating income	478	406	790	685
Interest expense	(101)	(95)	(199)	(178)
Loss on foreign currency transactions	(3)	(12)	(3)	(1)
Other non-operating income (loss), net	(12)	(1)	(8)	13
Income before income taxes	$362	$298	$580	$519
____________

(1)	Includes management, royalty and IP fees charged to our ownership segment by our management and franchise segment, which were eliminated in our condensed consolidated statements of operations.

The following table presents total assets for our reportable segments, reconciled to consolidated amounts:

	June 30,	December 31,
	2019	2018
	(in millions)
Management and franchise	$11,399	$11,362
Ownership	1,731	927
Corporate and other	2,010	1,706
	$15,140	$13,995

The following table presents capital expenditures for property and equipment for our reportable segments, reconciled to consolidated amounts:

	Six Months Ended
	June 30,
	2019	2018
	(in millions)
Ownership	$25	$19
Corporate and other	21	9
	$46	$28

Business Segments

We are a hospitality company with operations organized in two distinct operating segments: (i) management and franchise and (ii) ownership. These segments are managed and reported separately because of their distinct economic characteristics.

The management and franchise segment includes all of the hotels we manage for third-party owners, as well as all franchised hotels operated or managed by someone other than us. As of December 31, 2018, this segment included 689 managed hotels and 4,874 franchised hotels consisting of 882,873 total rooms. This segment also earns licensing fees from HGV and co-brand credit card arrangements, as well as fees for managing properties in our ownership segment.

As of December 31, 2018, the ownership segment included 71 properties totaling 21,720 rooms, comprising 62 hotels that we wholly owned or leased, one hotel owned by a consolidated non-wholly owned entity, two hotels leased by consolidated VIEs and six hotels owned or leased by unconsolidated affiliates.

The performance of our operating segments is evaluated primarily on operating income, without allocating other revenues and expenses or general and administrative expenses.

The following table presents revenues for our reportable segments, reconciled to consolidated amounts:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Franchise and licensing fees	$1,537	$1,326	$1,095
Base and other management fees(1)	385	379	284
Incentive management fees	235	222	142
Management and franchise	2,157	1,927	1,521
Ownership	1,484	1,432	1,434
Segment revenues	3,641	3,359	2,955
Amortization of contract acquisition costs	(27)	(17)	(16)
Other revenues	98	105	82
Direct reimbursements from managed and franchised properties(2)	2,881	2,572	1,644
Indirect reimbursements from managed and franchised properties(2)	2,357	2,155	1,953
Intersegment fees elimination(1)	(44)	(43)	(42)
Total revenues	$8,906	$8,131	$6,576
____________

(1)	Includes management, royalty and IP fees charged to our ownership segment by our management and franchise segment, which were eliminated in our consolidated statements of operations.

(2)	Included in other revenues from managed and franchised properties in our consolidated statements of operations.

The following table presents operating income for our reportable segments, reconciled to consolidated income from continuing operations before income taxes:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Management and franchise(1)	$2,157	$1,927	$1,521
Ownership(1)	108	120	113
Segment operating income	2,265	2,047	1,634
Amortization of contract acquisition costs	(27)	(17)	(16)
Other revenues, less other expenses	47	49	16
Net other expenses from managed and franchised properties	(85)	(172)	(12)
Depreciation and amortization	(325)	(336)	(353)
General and administrative	(443)	(439)	(409)
Gain on sales of assets, net	—	—	8
Operating income	1,432	1,132	868
Interest expense	(371)	(351)	(334)
Gain (loss) on foreign currency transactions	(11)	3	(16)
Loss on debt extinguishment	—	(60)	—
Other non-operating income, net	28	29	22
Income from continuing operations before income taxes	$1,078	$753	$540
____________

(1)	Includes management, royalty and IP fees charged to our ownership segment by our management and franchise segment, which were eliminated in our consolidated statements of operations.

The following table presents total assets for our reportable segments, reconciled to consolidated amounts:

	December 31,
	2018	2017
	(in millions)
Management and franchise	$11,362	$11,505
Ownership	927	964
Corporate and other	1,706	1,759
	$13,995	$14,228

The following table presents capital expenditures for property and equipment for our reportable segments, reconciled to consolidated capital expenditures of continuing operations:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Ownership	$42	$32	$45
Corporate and other	30	26	17
	$72	$58	$62

Total revenues by country were as follows:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
U.S.	$6,848	$6,046	$4,524
United Kingdom	545	544	942
All other	1,513	1,541	1,110
	$8,906	$8,131	$6,576

Other than the countries included above, there were no countries that individually represented more than 10 percent of total revenues for the years ended December 31, 2018, 2017 and 2016.

Property and equipment, net by country was as follows:

	December 31,
	2018	2017
	(in millions)
U.S.	$109	$105
Japan	106	94
United Kingdom	75	82
Germany	40	36
All other	37	36
	$367	$353

Other than the countries included above, there were no countries that individually represented more than 10 percent of total property and equipment, net as of December 31, 2018 and 2017.